DEBT - HoldCo Notes (Details) (USD $)	Dec. 28, 2012	Dec. 30, 2011	Dec. 28, 2012 OpCo Notes [Member]	Sep. 07, 2012 OpCo Notes [Member]	Jun. 21, 2012 OpCo Notes [Member]	Nov. 30, 2010 OpCo Notes [Member]	Dec. 28, 2012 HoldCo Notes [Member]	Sep. 07, 2012 HoldCo Notes [Member]	Dec. 28, 2012 ABL Facility [Member]	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] OpCo Notes [Member]	Dec. 28, 2012 Successor [Member] HoldCo Notes [Member]	Dec. 28, 2012 Successor [Member] ABL Facility [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member] OpCo Notes [Member]	Dec. 30, 2011 Predecessor [Member] HoldCo Notes [Member]	Dec. 30, 2011 Predecessor [Member] ABL Facility [Member]	Dec. 28, 2012 Prior to November 15, 2014 [Member] HoldCo Notes [Member]	Dec. 28, 2012 On or After November 15, 2014 [Member] HoldCo Notes [Member]	Dec. 28, 2012 Interline New Jersey [Member]	Dec. 30, 2011 Interline New Jersey [Member]	Dec. 28, 2012 Rate 1 [Member] HoldCo Notes [Member]	Dec. 28, 2012 Rate 2 [Member] HoldCo Notes [Member]
Debt Instrument [Line Items]
Long-term debt, net of current portion								$ 365,000,000		$ 813,994,000	$ 321,494,000	$ 365,000,000	$ 127,500,000	$ 300,000,000		$ 300,000,000	$ 0	$ 0
Stated interest rate (as a percent)					7.50%	7.00%			3.75%						8.125%								10.00%	10.75%
Deferred debt financing fees	26,708,000		4,380,000				16,701,000		5,627,000
Redemption Option Price of Principal			107.00%																100.00%	110.00%
Redemption Percentage of Aggregate Principal Amount			65.00%																35.00%
Redemption Option, Percent of Aggregate Principal Amount																				65.00%
Redemption Requriement, Minimum Days from Closing							90 days
Line of Credit Facility, Remaining Borrowing Capacity																					113,500,000	177,300,000
Letters of Credit Outstanding, Amount	8,900,000	8,300,000
Unamortized premium of debt				$ 22,500,000							$ 21,500,000